Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document And Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Dec. 31, 2015
Amendment Flag	true
Amendment Description	N.A.
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000818686
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Registrant Name	TEVA PHARMACEUTICAL INDUSTRIES LTD
Trading Symbol	TEVA
Entity Voluntary Filers	Yes
Entity Well Known Seasoned Issuer	Yes
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q4
Entity Common Stock Shares Outstanding	1,016,038,648